As filed with the Securities and Exchange Commission on May 15, 2018

Securities Act Registration No. 333-42004

Investment Company Act File No. 811-10027

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 55

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56

State Farm Mutual Fund Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-4930

Alan Goldberg
Joe R. Monk, Jr.	Stradley Ronon Stevens & Young, LLP
One State Farm Plaza	191 North Wacker Drive, Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)

☐	on (date) pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)

☐	on (date) pursuant to rule 485(a)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on (date) pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 15th day of May 2018.

STATE FARM MUTUAL FUND TRUST

By:	/s/ Joe R. Monk, Jr.
Joe R. Monk, Jr. Trustee, President and Chairperson of the Board

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Joe R. Monk, Jr. Joe R. Monk, Jr.	Trustee, President and Chairperson of the Board	May 15, 2018

*Paul J. Smith	Trustee, Senior Vice President and Treasurer	May 15, 2018

*Thomas M. Mengler	Trustee	May 15, 2018

*Victor J. Boschini	Trustee	May 15, 2018

*David L. Vance	Trustee	May 15, 2018

*Alan R. Latshaw	Trustee	May 15, 2018

*Anita M. Nagler	Trustee	May 15, 2018

By:	/s/ David Moore
David Moore Attorney-In-Fact May 15, 2018

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for the trustee of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference into this Registration Statement from post-effective amendment number forty-nine on Form N-1A filed on April 15, 2016.

EXHIBIT INDEX

EXHIBIT LETTER	DESCRIPTION
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase